Related Party Transactions - Schedule of Related Parties with Transactions and Related Party Relationships (Details) - USD ($)		6 Months Ended
		Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025
Mr. Jinyu Chang [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group	[1]	Controller of the Company
Mr. Dong Zhang [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		10% shareholder of Topsheen Samoa, 39% shareholder of Topsheen Shipping
Mr. Christopher Nixon Cox [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group	[1]	Chairman of the Board
Mr. Hanxi Chang [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Former Chief Executive Officer
Shanghai Weisheng International Logistics Co., Ltd [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Controlled by Shoucheng, Lei, director of Topsheen Shipping
Due to related parties		$ 267		$ 10,724
Shanghai Weisheng International Logistics Co., Ltd [Member] | Transportation Services [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Services to related parties		$ 31,299	$ 51,882
Topsheen Shipping Limited (Topsheen Ltd.”) [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Related to Mr. Dong Zhang
Nanjing Derun Shipping Co., Ltd. [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Controlled by Mr. Dong Zhang, former principal shareholder, Chief Shipping Officer and director
Nanjing Derun Shipping Co., Ltd. [Member] | Transportation Services [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Services to related parties			23,688
Nanjing Derun Shipping Co., Ltd. [Member] | Collection agent [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Services to related parties		$ 358,836	302,839
Top Wisdom Shipping Management Co. Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Related to Mr. Dong Zhang
Top Wisdom Shipping Management Co. Limited [Member] | Freight Costs [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Services to related parties		$ 118,565	35,304
Max Bright Marine Service Co. Ltd. [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Related to Mr. Dong Zhang
Max Bright Marine Service Co. Ltd. [Member] | Freight Costs [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Services to related parties		$ 2,177,656	2,192,188
Top Legend Shipping Co. Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Related to Mr. Dong Zhang
Top Legend Shipping Co. Limited [Member] | Freight Costs [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Services to related parties		$ 2,160,613	2,186,844
Top Creation International (HK) Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Related to Mr. Dong Zhang
Top Creation International (HK) Limited [Member] | Freight Costs [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Services to related parties		$ 1,495,454	2,718,771
Top Moral Shipping Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Related to Mr. Dong Zhang
Due from related parties	[2]			366,612
Top Moral Shipping Limited [Member] | Freight Costs [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Services to related parties		$ 2,754,231	2,086,388
New Galion Group (HK) Co. Ltd (“New Galion”) [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Controlled by Dr. Guohua Zhang
High-Trend Holdings USA LLC (“High-Trend”) [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Controlled by Mr. Jinyu Chang, a major shareholder of the Company
Speed Wealthy Ltd. [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Controlled by Mrs.Ran Li (Mrs. Li is Dong Zhang’s spouse)
Topsheen Shipping Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Due from related parties	[2]	$ 46,173		1,062,196
Due to related parties		297,923
Topsheen Shipping Limited [Member] | Transportation Services [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Services to related parties		47,785,926	22,745,704
Related Party [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Due from related parties		46,173		1,428,808
Due to related parties		2,677,141		91,059
Services to related parties		56,851,281	32,268,038
Related Party [Member] | Transportation Services [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Services to related parties		31,299	$ 75,570
Jinyu Chang [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Due to related parties		5,000		75,255
High-Trend [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Due to related parties	[3]	$ 2,373,951		$ 5,080

[1]	Effective March 13, 2025, Mr. Jinyu Chang resigned as the Chairman of our Board of Directors, but continued to serve as a director of the Company. Also, effective March 13, 2025, Mr. Christopher Nixon Cox was elected to serve as a director and the Chairman of our Board of Directors.
[2]	The balance mainly represents certain payments made for vessel leases, which were subsequently cancelled and was subject to refund as of October 31,2025. The balance was fully collected as of December 31, 2025.
[3]	On April 27, 2026, High-Trend paid $2.6 million on behalf of the Company to pay off the promissory note (see Note 7). This transaction was structured as a short term promissory note due to High-Trend, payable upon maturity. For the six months ended April 30, 2026, the Company repaid $226,049 of the principal balance. As of April 30, 2026, the remaining balance of $2,373,951 was fully repaid by May 21, 2026.